Deutsche Investment Management Americas Inc.
                                  One Beacon Street
                                  Boston, MA 02108


                                  October 1, 2008


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549-1090


RE: DWS Equity Partners Fund, Inc. (the "Fund") (Reg. Nos. 33- 86832 and 811-08886)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 17 to the Fund's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on September 30, 2008.

         Please direct any comments or questions on this filing to the undersigned at 617-295-2565.


                                   Very truly yours,


                                   /s/Caroline Pearson

                                   Caroline Pearson, Esq.,
                                   Managing Director
                                   Deutsche Investment Management Americas Inc.








aht/cp